Other Intangible Assets, net and Goodwill - Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, beginning balance	$ 1,328,045	$ 1,282,919	$ 1,311,253
Acquisitions	499,067	44,779	21,527	$ 9,767
Changes due to foreign currency fluctuations	(4,028)	(815)	512
Goodwill, ending balance	$ 1,823,084	$ 1,328,045	$ 1,282,919	$ 1,311,253